CAPITAL RISK MANAGEMENT (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL ASSETS
Interest income		$ 2.5	$ 1.8
Other finance income			0.1
From interest		2.5	1.9	$ 2.1
Foreign exchange gain (loss)	[1]		1.1
Impairments/allowances	[2]	(0.2)	0.3
Total - from subsequent valuation		(0.2)	1.4
Net (expense)/income		2.3	3.3
FINANCIAL LIABILITIES
Interest expenses		(30.2)	(29.4)
Other finance expenses		(0.4)	(0.5)	$ (0.5)
From interest		(30.6)	(29.9)
Foreign exchange gain / (loss)	[1]	(0.9)	0.2
Total - from subsequent valuation		(0.9)	0.2
Net (expense)/income		(31.5)	(29.7)
Financial liabilities at amortized cost
FINANCIAL LIABILITIES
Interest expenses		(30.2)	(29.4)
Other finance expenses		(0.4)	(0.5)
From interest		(30.6)	(29.9)
Foreign exchange gain / (loss)	[1]	(0.9)	0.2
Total - from subsequent valuation		(0.9)	0.2
Net (expense)/income		(31.5)	(29.7)
Financial liabilities at fvtpl
FINANCIAL LIABILITIES
Interest expenses		0.0	0.0
Other finance expenses		0.0	0.0
From interest		0.0	0.0
Foreign exchange gain / (loss)	[1]	0.0	0.0
Total - from subsequent valuation		0.0	0.0
Net (expense)/income		0.0	0.0
Financial assets at amortized cost
FINANCIAL ASSETS
Interest income		2.5	1.8
Other finance income			0.1
From interest		2.5	1.9
Foreign exchange gain (loss)	[1]		1.1
Impairments/allowances	[2]	(0.2)	0.3
Total - from subsequent valuation		(0.2)	1.4
Net (expense)/income		2.3	3.3
Financial assets at fvtpl
FINANCIAL ASSETS
Interest income		0.0	0.0
Other finance income			0.0
From interest		0.0	0.0
Foreign exchange gain (loss)	[1]		0.0
Impairments/allowances	[2]	0.0	0.0
Total - from subsequent valuation		0.0	0.0
Net (expense)/income		$ 0.0	$ 0.0

[1]	This position includes the foreign exchange gain?/?(loss) recognized on third party and intercompany financial assets and liabilities through consolidated statements of comprehensive income.
[2]	This position includes the income from the released impairments and allowances and recoveries during the period less the increase of impairments and allowances.